Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (4,131,668)	$ 3,828,563	$ 5,977,639
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Share-based compensation	1,994,408
Depreciation and amortization	2,560,907	2,673,255	2,067,706
Impairment of advance to game developers	2,635,761	3,147,411	401,451
Impairment of prepaid royalties		483,149
Minimum guarantee carried over by licensor	(30,522)
Impairment of investments in films and television programs			46,453
Amortization of right-of-use assets	2,881,333	2,455,211	1,634,833
Loss from termination of operating lease agreement		33,055
Loss (gain) from disposal, derecognition and impairment of property, equipment and software	31,543	21,332	(19,931)
Foreign currency exchange (gain) loss, net	(726,079)	450,964	(742,819)
Deferred income tax (benefit) expense	(2,399,972)	507,034	1,734,765
Changes in operating assets and liabilities:
Accounts receivable, net	(352,516)	(33,896)	12,495
Amount due from related parties	(9,414)
Prepaid expenses and other current assets, net	(749,702)	(630,207)	(1,536,692)
Advance to game developers, net	(6,007,955)	(3,946,469)	(4,559,682)
Prepaid royalties, net	(1,380,447)	(2,024,883)	(2,105,413)
Other non-current assets	(350,040)	(80,476)	374,397
Accounts payable	29,205	(939,611)	(811,959)
Accrued advertising expenses	4,438,296	(2,948,326)	931,036
Tax payable	1,500,692	(518,420)	149,583
Accrued expenses and other current liabilities	(200,322)	87,188	(13,896)
Operating lease liabilities	(2,851,219)	(2,501,114)	(1,898,561)
Amount due to related parties	(39,282)	47,615	(53,758)
Net cash (used in) provided by operating activities	(3,156,993)	111,375	1,587,647
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(408,305)	(584,668)	(710,457)
Proceeds from disposal of property and equipment	25,723	28,109	106,374
Investments in films and television programs	(149,345)	(258,882)	(569,647)
Purchase of intangible assets and capitalized software development costs	(4,131,713)	(9,947)
Advances to third-party loan		(410,000)
Proceeds from due from related parties		55,351
Net cash used in investing activities	(4,663,640)	(1,180,037)	(1,173,730)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shareholder’s contribution		22,202
Proceeds from issuance of ordinary shares in IPO, net of underwriting discounts and issuance costs deducted at closing	10,645,000
Proceeds from exercise of share options	6,473
Payment of other offering costs	(114,671)	(1,134,538)
Net cash provided by (used in) financing activities	10,536,802	(1,112,336)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(24,605)	(44,017)	(812,504)
Net change in cash, cash equivalents and restricted cash	2,691,564	(2,225,015)	(398,587)
Cash, cash equivalents and restricted cash, beginning of the year	12,369,250	14,594,265	14,992,852
Cash, cash equivalents and restricted cash, end of the year	15,060,814	12,369,250	14,594,265
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	14,437,097	12,208,630	14,461,251
Restricted cash – current	125,812	160,620	133,014
Restricted cash – noncurrent	497,905
Total cash, cash equivalents and restricted cash	15,060,814	12,369,250	14,594,265
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid (refunded), net	(292,899)	4,527	6,928
Cash paid for amounts included in the measurement of operating lease liabilities	3,139,813	2,602,143	1,969,440
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Right-of-use assets obtained in exchange for operating lease liabilities	2,431,609	5,129,642	1,685,257
Derecognition of right-of-use assets and lease liabilities on lease termination		516,625
Purchases of property and equipment included in accrued expenses and payables	25,563
Prepayments transferred to property and equipment	91,103
Class A ordinary shares issued to IPO consulting firm charged to additional paid-in capital as offering costs	142,080
Deferred offering costs charged to additional paid-in capital upon completion of the IPO	1,454,223
Share option exercise proceeds receivable	$ 6,262